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                               March 11, 1996


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

   Re:  Van Kampen American Capital Life Investment Trust --
        Rule 497(j) Filing (File Nos. 33-00628
        and 811-04424)
        CIK No. 0000778536

Ladies and Gentlemen:

        Van Kampen American Capital Life Investment Trust (the "Registrant"), filed via EDGAR on March 6, 1996, a copy of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "Securities Act"), and under the Investment Company Act of 1940, as amended.

        In accordance with the provisions of Rule 497(j) of the 1933 Act Rules this letter serves to certify that the prospectus and statement of additional information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.

        Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (713) 993-4243


                                Very truly yours,

                                /s/ Nori L. Gabert